Intangible Assets - Narratives (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Maximum
Intangible Assets
Amortization expense	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1